U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

1. Name and address of issuer:  PNC Advantage Funds
                                760 Moore Road
                                King of Prussia, PA 19406

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.  Investment Company Act File Number:   811-07850

    Securities Act File Number:   33-65690

4. (a)  Last day of fiscal year for which this Form is filed:   05/31/12

   (b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
        Issuers fiscal year).   [     ]

   (c)  Check box if this is the last time the issuer will be filing
        this form. [     ]

5.  Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):               $4,983,627,066

   (ii)  Aggregate price of securities redeemed or
        repurchased during the fiscal year:         $4,992,671,614

   (iii)  Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending
        no earlier than October 11, 1995 that were not
        previously used to reduce registration fees
        payable to the Commission:                  $1,429,972,884

   (iv) Total available redemption credits [add items
        5(ii) and 5(iii):                                  - $6,422,644,498

   (v)  Net sales - if item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item(i)]:                  $0

   (vi) Redemption credits available for use in future
        years - if Item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:   ($1,439,017,432)

   (vii) Multiplier for determining registration fee:        x .0001146

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii)]:                                      $0

6.  Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: N/A.

7. Interest due - if this Form is being filed more than 90
Days after the end of the issuers fiscal year:                $ 0

8. Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:                      $ 0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

   CIK Number designated to receive payment:

 Method of Delivery:

   [   ]   Wire Transfer
   [   ]   Mail or other means


   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By   /s/John Kernan
        John Kernan
        Treasurer

Date   8/21/2012